Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions) (Details) (USD $)				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 First Liens [Member]		Dec. 31, 2010 First Liens [Member]		Dec. 31, 2011 Second Liens [Member]		Dec. 31, 2010 Second Liens [Member]		Dec. 31, 2011 HELOC [Member]		Dec. 31, 2010 HELOC [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 144,069,000	$ 207,319,000	$ 302,611,000	$ 140,724,000		$ 203,812,000		$ 231,000		$ 262,000		$ 3,114,000		$ 3,245,000
Weighted average life (in years)				3.7		4.3		2.9		2.8		2.8		2.5
Annual prepayment rate				22.50%		20.10%		26.00%		27.00%		28.00%		31.20%
Annual prepayment rate, Impact on fair value of 10% adverse change				(7,667,000)		(10,139,000)		(15,000)		(31,000)		(202,000)		(249,000)
Annual prepayment rate, Impact on fair value of 20% adverse change				(14,612,000)		(19,420,000)		(28,000)		(59,000)		(387,000)		(476,000)
Annual discount rate on servicing cash flows				11.80%		11.60%		14.00%		14.00%		18.00%		18.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(10)			(3,728,000)		(5,756,000)		(6,000)		(14,000)		(96,000)		(96,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(20)			(7,241,000)		(11,149,000)		(12,000)		(28,000)		(187,000)		(185,000)
Annual cost to service (per loan)				119,000	[1]	121,000	[1]	50,000	[1]	50,000	[1]	50,000	[1]	50,000	[1]
Annual cost to service (per loan), Impact on fair value of 10% adverse change				(3,333,000)		(5,003,000)		(5,000)		(16,000)		(50,000)		(52,000)
Annual cost to service (per loan), Impact on fair value of 20% adverse change				(6,643,000)		(9,978,000)		(10,000)		(32,000)		(100,000)		(104,000)
Annual earnings on escrow				1.40%		1.40%
Annual earnings on escrow, Impact on fair value of 10% adverse change				(1,194,000)		(2,102,000)
Annual earnings on escrow, Impact on fair value of 20% adverse change				$ (2,388,000)		$ (4,204,000)

[1]	Amounts represent market participant based assumptions.